DEBT OBLIGATIONS - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 1,519	$ 5,000
2026		1,519
2027		0
2028		0
2029 and thereafter		100,000
Outstanding debt	6,519	106,519	$ 119,991
Less: Unamortized debt discount and BCF	(56)	(69,484)	(1,566)
Total debt, including current obligations	$ 6,463	$ 37,035	$ 118,425